Pensions Plan Assets Excluding FV Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	$ 23.3	$ 25.3	$ 24.4
Minimum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	60.0
Maximum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	70.0
Domestic Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	344.3	362.5
Actual return on plan assets	45.7	2.4
Employer contribution	0	0
Benefits paid	(22.9)	(20.6)
Fair Value of Plan Assets at End of Year	367.1	344.3
Non-U.S. Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	524.2	510.5
Business combination	0.2	2.6
Actual return on plan assets	46.0	11.1
Employer contribution	21.4	23.5
Plan participants' contributions	3.4	3.5
Benefits paid	(24.8)	(21.3)
Currency translation and other	18.0	(5.7)
Fair Value of Plan Assets at End of Year	588.4	524.2
SERP Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.5	0.5
Benefits paid	(0.5)	(0.5)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	1.4	1.3
Plan participants' contributions	1.3	1.4
Benefits paid	(2.7)	(2.7)
Fair Value of Plan Assets at End of Year	$ 0	$ 0